                                           American National Insurance Company
                                                     One Moody Plaza
                                                 Galveston, TX 77550-7999

                                                                                                         September 3, 2008

The United States Securities And Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549-0506

Re:   American National Insurance Company
      American National Variable Life Separate Account
      Registration Statement No. 333-53122

Ladies and Gentlemen:

We hereby submit for filing this post-effective amendment pursuant to Rule 485 (a) under the Securities Act of 1933.

This amendment: (1) changes the Cost of Insurance (COI) charges for this product to the 2001 CSO tables; (2) integrates an optional Overloan Protection Benefit into the product which helps contractowners avoid lapse due to large loan amounts; (3) adjusts the amount and term of the Monthly Expense Fee; (4) discloses the proposed liquidation of three of the portfolios which fund subaccounts in the product; (5) discloses the proposed merger of two of the portfolios which fund  subaccounts in the product; and (6) makes other minor clarifications, corrections and updates.

If you have any questions, please feel free to contact me at (409) 621-7739.

Sincerely,

Dwain A. Akins, J.D.
Senior Vice President, Corporate Affairs/Compliance
Chief Compliance Officer
American National Insurance Company

copy:   Mr. Curtis Young
        U.S. Securities and Exchange Commission
        450 Fifth Street Plaza, N.W.
        Mail Stop 0506
        Washington, DC 20549-0506